State Street Real Estate Securities VIS Fund Expense Example - State Street Real Estate Securities VIS Fund - Class 1	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	$ 1,523